Restructuring expenses	6 Months Ended
Jun. 30, 2020
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Earnings per share
in	2Q20	1Q20	2Q19	6M20	6M19
Basic net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	1,162	1,314	937	2,476	1,686
Net income attributable to shareholders for diluted earnings per share	1,162	1,314	937	2,476	1,686
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,473.6	2,465.9	2,546.1	2,469.7	2,559.6
Dilutive share options and warrants	2.6	1.6	4.0	2.1	3.6
Dilutive share awards	35.2	60.1	46.4	47.7	45.9
For diluted earnings per share available for common shares [1]	2,511.4	2,527.6	2,596.5	2,519.5	2,609.1
Earnings/(loss) per share available for common shares (CHF)
Basic earnings per share available for common shares	0.47	0.53	0.37	1.00	0.66
Diluted earnings per share available for common shares	0.46	0.52	0.36	0.98	0.65
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 5.3 million, 4.2 million, 6.2 million, 4.8 million and 6.5 million for 2Q20, 1Q20, 2Q19, 6M20 and 6M19, respectively.